Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended		5 Months Ended	9 Months Ended
	Jul. 30, 2020	Nov. 26, 2019	Dec. 31, 2019	Sep. 30, 2020
Description of Organization and Business Operations (Textual)
Sale of warrants (in Shares)		5,700,000
Price Per Value (in Dollars per share)				$ 1.00
Percentage of outstanding voting securities			50.00%	50.00%
Net tangible assets				$ 5,000,001
Fair market value in the trust account, percentage			80.00%	80.00%
Business combination, description			If the Company is unable to complete a Business Combination within 18 months from the closing of the Offering, or May 26, 2021, (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The representative of the underwriters has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period.	The representative of the underwriters has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Offering price per Unit ($10.00).
Payments for merger related costs				$ 471,500,000
Redemption of public shares, percentage			15.00%	15.00%
Cash in operating account			$ 1,400,000	$ 907,000
Investment income held in the Trust Account			239,000	698,000
Dissolution expense			100,000	100,000
Working capital			1,460,000
Tax obligations			116,000	99,000
Business liquidation Amount			25,000
Loans from Sponsor			225,000	225,000
Sponsor loan repaid		$ 225,000	$ 225,000
Working capital deficit				$ 1,800,000
Issuance of aggregate restricted common shares (in Shares)				5,000,000
Merger agreement, description	the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 15,000,000 PTAC Common Shares for an aggregate purchase price of $150,000,000.00 on the date of Closing, on the terms and subject to the conditions set forth therein. The Subscription Agreement contains customary representations and warranties of Porch, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement.			With respect to the Earn Out Shares: (i) one-third (1/3) of the Earn Out Shares will vest if the closing price of the PTAC Common Shares is greater than or equal to $18.00 over any twenty (20) Trading Days (as defined in the Merger Agreement) within any thirty (30) consecutive Trading Day period, (ii) one-third (1/3) of the Earn Out Shares will vest if the closing price of the PTAC Common Shares is greater than or equal to $20.00 over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, and (iii) one-third (1/3) of the Earn Out Shares will vest if the closing price of the PTAC Common Shares is greater than or equal to $22.00 over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period, in each case, prior to the expiry of three (3) years from the Closing (the “Earn Out Period”). In addition, if there is a sale of PTAC prior to the expiration of the Earn Out Period that will result in the holders of PTAC Common Shares receiving a price per share equal to or in excess of the applicable price per share thresholds described above, then Earn Out Shares will vest in connection with such sale of the Company in the manner set forth in the Merger Agreement.
Common stock, per share price (in Dollars per share)				$ 0.01
Preferred stock, per share price (in Dollars per share)				$ 0.01
Sponsor [Member]
Description of Organization and Business Operations (Textual)
Business combination, description				In connection with an intended initial business combination, the Company’s sponsor or an affiliate of the Company’s sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender.
Issuance of founder shares				25,000
Public Shares [Member]
Description of Organization and Business Operations (Textual)
Business combination, description				(i) in connection with a stockholders meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a Business Combination, the Company may seek stockholder approval of a Business Combination at a meeting called for such purpose at which public stockholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.
Class A Common Stock
Description of Organization and Business Operations (Textual)
Price per share (in Dollars per share)				$ 0.001
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Price Per Value (in Dollars per share)		$ 1.00	$ 1.00	$ 1.00
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Proposed offering shares (in Shares)		17,250,000	17,250,000
Price per share (in Dollars per share)		$ 10.00	$ 10.00
Sale of warrants (in Shares)			5,700,000
Trust account description		the Company deposited $172,500,000 ($10.00 per Unit) from the proceeds of the Offering and the sale of the Private Placement Warrants, into a trust account (the “Trust Account”), which were then invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S, government treasury obligations until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.	The Company deposited $172,500,000 ($10.00 per Unit) from the proceeds of the Offering and the sale of the Private Placement Warrants, into a trust account (the “Trust Account”), which were then invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less, or in any money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), which invest only in direct U.S, government treasury obligations until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.
Offering [Member]
Description of Organization and Business Operations (Textual)
Business combination, description			(i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, we have not asked the Sponsor to reserve for such indemnification obligations, nor have we independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.	(i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, we have not asked the Sponsor to reserve for such indemnification obligations, nor have we independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.